Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
October 31, 2024
URX-NPRT1-1224
1.929348.113
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Real Estate - 99.6%
Diversified REITs - 1.9%
Alexander & Baldwin Inc	138,585	2,579,067
American Assets Trust Inc	96,434	2,598,896
Armada Hoffler Properties Inc Class A	142,806	1,546,589
Broadstone Net Lease Inc Class A	351,985	6,191,416
Empire State Realty Trust Inc Class A	261,512	2,772,027
Essential Properties Realty Trust Inc	320,549	10,158,198
Gladstone Commercial Corp	77,741	1,224,032
Global Net Lease Inc	358,872	2,795,613
NexPoint Diversified Real Estate Trust	68,556	366,774
One Liberty Properties Inc	36,943	986,378
WP Carey Inc	404,122	22,517,678
		53,736,668
Health Care REITs - 11.4%
Alexandria Real Estate Equities Inc	292,321	32,608,408
CareTrust REIT Inc	253,484	8,281,322
Community Healthcare Trust Inc	49,568	929,896
Diversified Healthcare Trust	322,864	1,152,624
Global Medical REIT Inc	119,916	1,090,036
Healthcare Realty Trust Inc	704,342	12,100,596
Healthpeak Properties Inc	1,319,663	29,626,434
LTC Properties Inc	78,941	3,015,546
Medical Properties Trust Inc (b)	1,108,702	5,133,290
National Health Investors Inc	82,377	6,314,197
Omega Healthcare Investors Inc	453,303	19,251,778
Sabra Health Care REIT Inc	430,895	8,359,363
Universal Health Realty Income Trust	25,162	995,409
Ventas Inc	745,362	48,813,758
Welltower Inc	1,053,207	142,056,561
		319,729,218
Hotel & Resort REITs - 2.3%
Apple Hospitality REIT Inc	427,754	6,317,927
Chatham Lodging Trust	92,195	728,340
DiamondRock Hospitality Co	396,238	3,395,760
Host Hotels & Resorts Inc	1,307,981	22,549,592
Park Hotels & Resorts Inc	394,690	5,482,244
Pebblebrook Hotel Trust	226,171	2,709,529
RLJ Lodging Trust	287,388	2,543,384
Ryman Hospitality Properties Inc	105,729	11,318,289
Service Properties Trust	301,630	965,216
Summit Hotel Properties Inc	210,229	1,286,601
Sunstone Hotel Investors Inc	367,767	3,710,769
Xenia Hotels & Resorts Inc	196,516	2,784,632
		63,792,283
Industrial REITs - 10.4%
Americold Realty Trust Inc	498,514	12,801,840
EastGroup Properties Inc	89,291	15,293,762
First Industrial Realty Trust Inc	246,609	12,944,506
Lineage Inc	102,231	7,569,183
LXP Industrial Trust	547,077	5,164,407
Plymouth Industrial REIT Inc	80,302	1,631,737
Prologis Inc	1,715,036	193,696,166
Rexford Industrial Realty Inc	405,831	17,406,092
STAG Industrial Inc Class A	338,070	12,603,250
Terreno Realty Corp	180,212	10,803,709
		289,914,652
Office REITs - 3.5%
Brandywine Realty Trust	323,763	1,641,478
BXP Inc	277,800	22,379,569
City Office Reit Inc	77,708	397,865
COPT Defense Properties	209,878	6,758,072
Cousins Properties Inc	285,599	8,747,897
Douglas Emmett Inc	314,400	5,593,176
Easterly Government Properties Inc	182,061	2,468,747
Equity Commonwealth (c)	190,055	3,761,188
Highwoods Properties Inc	201,686	6,764,548
Hudson Pacific Properties Inc	231,319	999,298
JBG SMITH Properties	162,151	2,756,567
Kilroy Realty Corp	208,082	8,369,058
NET Lease Office Properties (b)	28,333	851,123
Office Properties Income Trust	84,098	133,716
Orion Office REIT Inc	95,277	355,383
Paramount Group Inc	312,508	1,515,664
Peakstone Realty Trust	67,806	889,615
Piedmont Office Realty Trust Inc Class A1	241,014	2,395,679
SL Green Realty Corp	123,011	9,300,862
Vornado Realty Trust	302,565	12,529,217
		98,608,722
Real Estate Management & Development - 7.6%
Anywhere Real Estate Inc (c)	179,787	693,978
CBRE Group Inc Class A (c)	567,259	74,293,911
Compass Inc Class A (c)	721,037	4,578,585
CoStar Group Inc (c)	755,834	55,017,157
Cushman & Wakefield PLC (b)(c)	428,300	5,803,465
eXp World Holdings Inc (b)	144,515	1,924,940
Forestar Group Inc (c)	37,409	1,181,002
Howard Hughes Holdings Inc (b)(c)	59,876	4,552,971
Jones Lang LaSalle Inc (c)	88,356	23,940,942
Kennedy-Wilson Holdings Inc	197,850	2,115,017
Marcus & Millichap Inc	46,738	1,768,566
Newmark Group Inc Class A	277,935	4,166,246
Opendoor Technologies Inc Class A (b)(c)	1,085,634	1,899,860
Redfin Corp (b)(c)	224,642	2,329,538
RMR Group Inc/The Class A	28,574	687,776
Seritage Growth Properties Class A (b)(c)	49,649	208,028
St Joe Co/The	65,609	3,391,985
Tejon Ranch Co (c)	34,589	550,311
Zillow Group Inc Class A (c)	104,801	6,083,698
Zillow Group Inc Class C (c)	290,214	17,438,959
		212,626,935
Residential REITs - 12.5%
American Homes 4 Rent Class A	608,691	21,450,271
Apartment Investment and Management Co Class A (c)	242,220	2,044,337
AvalonBay Communities Inc	263,955	58,495,068
Camden Property Trust	198,917	23,032,599
Centerspace	28,030	1,952,570
Elme Communities	166,082	2,801,803
Equity LifeStyle Properties Inc	326,732	22,910,448
Equity Residential	633,161	44,555,540
Essex Property Trust Inc	119,310	33,867,337
Independence Realty Trust Inc	425,657	8,351,390
Invitation Homes Inc	1,134,854	35,645,764
Mid-America Apartment Communities Inc	216,591	32,778,882
NexPoint Residential Trust Inc	44,905	1,870,293
Sun Communities Inc	230,396	30,568,941
UDR Inc	581,759	24,544,412
UMH Properties Inc	126,645	2,361,929
Veris Residential Inc	140,444	2,313,113
		349,544,697
Retail REITs - 13.4%
Acadia Realty Trust	197,043	4,825,583
Agree Realty Corp	186,613	13,856,015
Alexander's Inc	4,491	1,019,592
Brixmor Property Group Inc	559,528	15,079,280
CBL & Associates Properties Inc (b)	23,496	621,468
Curbline Properties Corp	175,164	3,963,961
Federal Realty Investment Trust	138,037	15,300,021
Getty Realty Corp	94,582	2,968,929
InvenTrust Properties Corp	140,189	4,128,566
Kimco Realty Corp	1,250,903	29,671,419
Kite Realty Group Trust	410,417	10,535,404
Macerich Co/The	407,432	7,618,978
NETSTREIT Corp	139,750	2,166,125
NNN REIT Inc	337,074	14,642,495
Phillips Edison & Co Inc	228,285	8,631,456
Realty Income Corp	1,595,699	94,736,650
Regency Centers Corp	324,840	23,206,570
Retail Opportunity Investments Corp	238,511	3,696,921
Saul Centers Inc	23,762	930,045
Simon Property Group Inc	603,991	102,146,958
SITE Centers Corp	87,834	1,400,952
Tanger Inc	205,579	6,831,390
Urban Edge Properties	221,842	4,933,766
Whitestone REIT	87,264	1,202,498
		374,115,042
Specialized REITs - 36.6%
American Tower Corp	864,212	184,543,830
Crown Castle Inc	803,934	86,414,866
CubeSmart	421,158	20,148,199
Digital Realty Trust Inc	580,880	103,530,242
EPR Properties	140,454	6,372,398
Equinix Inc	175,943	159,770,319
Extra Space Storage Inc	393,205	64,210,377
Farmland Partners Inc	84,218	986,193
Four Corners Property Trust Inc	173,359	4,777,774
Gaming and Leisure Properties Inc	501,619	25,176,258
Gladstone Land Corp	59,701	777,903
Iron Mountain Inc	544,234	67,338,073
Lamar Advertising Co Class A	163,225	21,545,700
National Storage Affiliates Trust	140,654	5,928,566
Outfront Media Inc	251,127	4,460,016
PotlatchDeltic Corp	146,951	6,108,753
Public Storage Operating Co	293,668	96,634,392
Rayonier Inc	262,560	8,199,749
Safehold Inc	90,180	1,919,030
SBA Communications Corp Class A	199,774	45,842,140
Uniti Group Inc	446,971	2,266,143
VICI Properties Inc	1,933,463	61,406,785
Weyerhaeuser Co	1,352,280	42,137,045
		1,020,494,751
TOTAL REAL ESTATE		2,782,562,968

TOTAL COMMON STOCKS (Cost $2,365,124,531)		2,782,562,968

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $457,720)	5.08	459,000	457,824

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	10,897,900	10,900,080
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	11,130,047	11,131,160
TOTAL MONEY MARKET FUNDS (Cost $22,031,240)			22,031,240

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,387,613,491)	2,805,052,032
NET OTHER ASSETS (LIABILITIES) - (0.4)% (d)	(10,305,301)
NET ASSETS - 100.0%	2,794,746,731

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	93	Dec 2024	3,514,470	(159,950)	(159,950)
CME E-mini S&P MidCap 400 Index Contracts (United States)	27	Dec 2024	8,406,720	(176,339)	(176,339)

TOTAL FUTURES CONTRACTS					(336,289)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Includes $331,008 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $457,824.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	7,753,491	47,423,451	44,276,862	76,886	-	-	10,900,080	0.0%
Fidelity Securities Lending Cash Central Fund	14,078,636	59,043,818	61,991,294	17,485	-	-	11,131,160	0.0%
Total	21,832,127	106,467,269	106,268,156	94,371	-	-	22,031,240

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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